Post-Employment and Other Non-current Employee Benefits - Summary of Employee Benefits Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits expense [line items]
Employee profit sharing	$ 1,059	$ 1,069
Total employee benefits expense	38,403	35,807	$ 32,115
Cost of Goods Sold
Employee benefits expense [line items]
Wages and salaries	5,204	4,956	4,301
Social security costs	1,628	1,522	1,359
Employee profit sharing	139	145	57
Pension and seniority premium costs	24	2	52
Share-based payment expense	8	6	19
Selling and Distribution Expenses
Employee benefits expense [line items]
Wages and salaries	20,090	18,403	16,627
Social security costs	5,912	5,272	4,787
Employee profit sharing	756	862	959
Pension and seniority premium costs	232	250	235
Share-based payment expense		0	32
Administrative Expenses
Employee benefits expense [line items]
Wages and salaries	3,090	3,250	2,788
Social security costs	750	710	581
Employee profit sharing	164	62	52
Pension and seniority premium costs	95	47	41
Share-based payment expense	$ 311	$ 320	$ 225